LONG-TERM LOAN RECEIVABLE (Details)			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Felicity Keystone USD ($)
Long-term loan receivable
Amount of loan	$ 29,499,992	178,584,102	$ 29,500,000
Term of the loan			5 years